Acquisitions (Tables)	12 Months Ended
Dec. 31, 2010
Estimated Fair Value of the Assets Acquired and Liabilities Assumed in Acquisitions

The following table summarizes the estimated fair value of the assets acquired and liabilities assumed in our 2010 and 2011 acquisitions (in millions):

Property and equipment	$1,721
Goodwill	13
Deferred tax asset	17
Restricted cash, FF&E reserve and other assets	43

Total assets	$1,794

Mortgage debt	(254)
Capital lease obligation	(58)
Deferred tax liability	(30)
Other liabilities	(19)

Net assets acquired	$1,433

Summary of Unaudited Consolidated Pro Forma Results of Operations

Our summarized unaudited consolidated pro forma results of operations, assuming the 2010 and 2011 acquisitions occurred on January 1, 2009, are as follows (in millions, except per share and per unit amounts):

	Year-to-date ended
	December 31, 2010	December 31, 2009
Revenues	$4,778	$4,484
Loss from continuing operations	(119)	(192)
Net loss	(123)	(253)

Host Inc.:
Net loss available to common shareholders	(129)	(256)
Basic earnings (loss) per common share:
Continuing operations	$(.19)	$(.33)
Discontinued operations	(.01)	(.11)

Basic loss per common share	$(.20)	$(.44)

Diluted earnings (loss) per common share:
Continuing operations	$(.19)	$(.33)
Discontinued operations	(.01)	(.11)

Diluted loss per common share	$(.20)	$(.44)

Host L.P.:
Net loss available to common unitholders	(130)	(261)
Basic earnings (loss) per common unit:
Continuing operations	$(.20)	$(.34)
Discontinued operations	—	(.10)

Basic loss per common unit	$(.20)	$(.44)

Diluted earnings (loss) per common unit:
Continuing operations	$(.20)	$(.34)
Discontinued operations	—	(.10)

Diluted loss per common unit	$(.20)	$(.44)